Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Rate of contribution on retirement plans of its employees salaries, Maximum	20.00%
Total contributions by the Company to the retirement plan	$ 12.9	$ 16.0	$ 16.3